COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

12. COMMITMENTS AND CONTINGENCIES

The Company may, from time to time, be subject to various contractual commitments and obligations in the normal course of business. As of September 30, 2026, the Company has no material pending legal proceedings, claims, or litigation that would have a material adverse effect on its consolidated financial position, results of operations, or cash flows.

We generally require a cash deposit of 10% of the contract price when we accept a customer order for an MRH machine. The deposit is applied to the invoice when the machine is completed and invoiced. We do not require deposits for AMP machines.

The Company must determine which of its customers are exempt from the Company charging sales tax because the customer is a reseller or self-assesses and direct pays to states and other jurisdictions on purchases the customer makes from the Company. These determinations contain estimates and are subject to judgment and interpretation by the Company and respective taxing authorities in various states and other jurisdictions, which could result in recognizing materially different amounts in future periods. Periodically, the Company is subject to individual state sales tax audits.

The Company issues purchase orders for parts and materials at agreed upon prices from key vendors. The lead times for delivery can range from a few days to over a year. The purchase quantities could vary according to production demands at the Company’s discretion. These are not recorded as liabilities on the Company’s balance sheet until the purchased items are received.

17.	COMMITMENTS AND CONTINGENCIES

The Company may, from time to time, be subject to various contractual commitments and obligations in the normal course of business. As of December 31, 2025, the Company has no material pending legal proceedings, claims, or litigation that would have a material adverse effect on its consolidated financial position, results of operations, or cash flows.

We generally require a cash deposit of 10% of the contract price when we accept a customer order for an MRH machine. The deposit is applied to the invoice when the machine is completed and invoiced. We do not require deposits for AMP machines.

The Company must determine which of its customers are exempt from the Company charging sales tax because the customer is a reseller or self-assesses and direct pays to states and other jurisdictions on purchases the customer makes from the Company. These determinations contain estimates and are subject to judgment and interpretation by the Company and respective taxing authorities in various states and other jurisdictions, which could result in recognizing materially different amounts in future periods. Periodically, the Company is subject to individual state sales tax audits.

The Company issues purchase orders for parts and materials at agreed upon prices from key vendors. The lead times for delivery can range from a few days to over a year. The purchase quantities could vary according to production demands at the Company’s discretion. These are not recorded as liabilities on the Company’s balance sheet until the purchased items are received.